February 6, 2013

U.S Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:      Vanguard Charlotte Funds (the “Registrant”)

 File No. 811-22619; 333-177613

Ladies and Gentlemen:

On behalf of the above-named Registrant, we hereby transmit for filing on Form N-1A, pursuant to the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”), Pre-Effective Amendment No. 2 to the Registrant’s registration statement. This filing is intended to replace Pre-Effective Amendment No. 1 to the Registrant’s registration statement, which was submitted earlier today, February 6, 2013 (SEC Accession No. 0000932471-13-001639). The Registrant’s registration statement originally was filed on October 31, 2011.  The Registrant initially will have one series, the Total International Bond Index Fund (the “Fund”), which is registering as a non-diversified, open-end investment company under the 1940 Act.  The Registrant is electing to register an indefinite number of shares of the Fund under the 1933 Act. The purpose of this filing is to assign the Fund’s Transition Share class to the appropriate series.

The Fund will offer five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Transition Shares and ETF Shares. The Registration Statement includes four prospectuses and a Statement of Additional Information.  Investor and Admiral Shares will be offered through a common prospectus; each of the other share classes will be offered through its own separate prospectus.

Pre-Effective Amendment No. 2 designates an effective date of May 1, 2013.  Prior to the effective date we will submit a filing under the 1933 Act that will include text addressing any SEC staff comments and will designate as its effective date the same date that we have designated for this filing.

If you have questions or comments concerning the enclosed Amendment, please contact me at (610) 503-2398.

Sincerely,

Barry A. Mendelson

Principal and Senior Counsel

The Vanguard Group, Inc.

Enclosures

cc: Chad Eskildsen, Esq.
U.S. Securities and Exchange Commission